REPURCHASE AGREEMENTS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
Disclosure of Repurchase Agreements [Abstract]
Repurchase Agreements and Other Borrowings

NOTE 3. REPURCHASE AGREEMENTS

The Company pledges certain of its RMBS as collateral under repurchase agreements with financial institutions. Interest rates are generally fixed based on prevailing rates corresponding to the terms of the borrowings, and interest is generally paid at the termination of a borrowing. If the fair value of the pledged securities declines, lenders will typically require the Company to post additional collateral or pay down borrowings to re-establish agreed upon collateral requirements, referred to as "margin calls." Similarly, if the fair value of the pledged securities increases, lenders may release collateral back to the Company. As of December 31, 2020, the

Company had met all margin call requirements.

As of December 31, 2020 and 2019, the Company’s repurchase agreements had remaining maturities as summarized below:

($ in thousands)
	OVERNIGHT	BETWEEN 2	BETWEEN 31	GREATER
	(1 DAY OR	AND	AND	THAN
	LESS)	30 DAYS	90 DAYS	90 DAYS	TOTAL
December 31, 2020
Fair market value of securities pledged, including
accrued interest receivable	$-	$2,112,969	$1,560,798	$55,776	$3,729,543
Repurchase agreement liabilities associated with
these securities	$-	$2,047,897	$1,494,500	$53,189	$3,595,586
Net weighted average borrowing rate	-	0.23%	0.22%	0.30%	0.23%
December 31, 2019
Fair market value of securities pledged, including
accrued interest receivable	$-	$2,470,263	$1,005,517	$120,941	$3,596,721
Repurchase agreement liabilities associated with
these securities	$-	$2,361,378	$964,368	$122,360	$3,448,106
Net weighted average borrowing rate	-	2.04%	1.94%	2.60%	2.03%

In addition, cash pledged to counterparties as collateral for repurchase agreements was approximately $58.8 million and $65.9 million as of December 31, 2020 and 2019, respectively.

If, during the term of a repurchase agreement, a lender files for bankruptcy, the Company might experience difficulty recovering its pledged assets, which could result in an unsecured claim against the lender for the difference between the amount loaned to the Company plus interest due to the counterparty and the fair value of the collateral pledged to such lender, including the accrued interest receivable and cash posted by the Company as collateral. At December 31, 2020, the Company had an aggregate amount at risk (the difference between the amount loaned to the Company, including interest payable and securities posted by the counterparty (if any), and the fair value of securities and cash pledged (if any), including accrued interest on such securities) with all counterparties of approximately $176.3 million. The Company did not have an amount at risk with any individual counterparty greater than 10% of the Company’s equity at December 31, 2020 and 2019